Related Party Transactions - Schedule of Transactions With Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party	¥ 100	$ 16	¥ 0	¥ 266
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Services received from related party	¥ 0	$ 0	¥ 0	¥ 11,600